BUSINESS COMBINATIONS - Narrative (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 CAD ($)
L3Harris' Military Training business and Sabre AirCentre airline operations portfolio
Disclosure of detailed information about business combination [line items]
Increase of intangible assets	$ 27.0
Measurement period adjustments, increase (decrease) of other long-term liabilities	6.4
Increase in current liabilities	4.0
Increase of current assets	(11.9)
Measurement period adjustments, increase (decrease) of other long-term assets	(2.6)
Measurement period adjustments, increase (decrease) of deferred tax assets	(2.1)
Other business combination
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 6.4